Expense Example - Global X Funds - Global X AI Semiconductor & Quantum ETF - Global X AI Semiconductor & Quantum ETF Class	Sep. 17, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160